Other Current Assets and Accrued Income (Tables)	6 Months Ended
Jun. 30, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Disclosure of Other Current Assets

The table below shows the breakdown of other current assets by category:

	June 30, 2025	December 31, 2024
Prepaid clinical and technical development expenses	287	2,615
Prepaid general and administrative expenses	3,165	1,564
VAT and other withholding tax receivable	1,269	1,426
Total	4,721	5,605

Summary of Accrued Income

The table below shows the movement of accrued income for the six months ended June 30, 2025 and 2024:

	2025	2024
Balance as of January 1,	629	876
Accrued income recognized during the period	545	467
Foreign exchange revaluation	5	40
Balance as of June 30,	1,179	1,383